Convertible debentures (Tables)	12 Months Ended
Oct. 31, 2020
Borrowings [Abstract]
Disclosure of detailed information about types of convertible debentures [Table Text Block]

	Convertible debentures		Derivative liabilities		Equity component of convertible debentures
	2020	2019	2020	2019	2020	2019
(a)	$2,881,719	$2,511,514	$197,270	$204,366	$23,952	$50,147
(b)	199,799	87,560	336,292	561,059	—	—
	$3,081,518	$2,599,074	$533,562	$765,425	$23,952	$50,147

(a) USD denominated debentures with equity components and CDN denominated debentures with embedded derivatives

Disclosure of detailed information about convertible debentures outstanding in functional and foreign currency [Table Text Block]
			CDN
	USD (equity component)		CDN (embedded derivative)
	2020	2019	2020	2019
Loan principal
Opening balance	$931,000	$931,000	$2,271,017	$2,234,294
Issuance during the year	185,200	—	17,052	165,266
Repayment or conversion	(20,000)	—	(158,364)	(128,543)
Outstanding at year-end	$1,096,200	$931,000	$2,129,705	$2,271,017

Terms of loan
Annual interest rate	12% - 24%	12% - 24%	12% - 24%	12% - 24%
Effective annual interest rate	24%	24% - 36%	12% - 1270%	13% - 645%
Conversion price to common shares	$0.03 - $0.07	$0.04 - $0.07	$0.05 - $0.14	$0.05 - $0.15
Remaining life (in months)	1 - 9	1 - 6	0 - 6	0 - 12

Consolidated Statement of Financial Position
Carrying value of loan principal	$1,083,375	$906,993	$1,403,787	$1,464,416
Interest payable	151,387	18,661	243,170	121,444
Convertible debentures	$1,234,762	$925,654	$1,646,957	$1,585,860

Derivative liabilities	$—	$—	$197,270	$204,366
Equity component of convertible debentures	$23,952	$50,147	$—	$—

Consolidated Statement of Operations and Comprehensive Loss
Accretion expense	$37,934	$118,749	$723,641	$914,780
Interest expense	$194,091	$191,001	$215,923	$229,673
Gain on revaluation of derivative liabilities	$—	$—	$(590,625)	$(846,401)
Loss on conversion of convertible debentures	$—	$—	$—	$—
Loss (gain) on extinguishment of convertible debentures	$—	$—	$(10,919)	$(2,865)

Consolidated Statement of Changes in Equity
Amount of principal converted to common shares	$20,000	$—	$35,000	$—
Amount of interest converted to common shares	$447	$—	$1,168	$—

Number of common shares issued on conversion of convertible debentures	511,175	—	731,440	—

Consolidated Statement of Cash Flows
Amount of principal repaid in cash	$—	$—	$93,721	$96,598
Amount of interest repaid in cash	$60,918	$187,440	$93,005	$159,801

Disclosure of detailed information about convertible debentures outstanding with embedded derivatives subject to conversion price [Table Text Block]

Convertible debentures outstanding as at October 31, 2020:

	(i)		(ii)
	2020	2019	2020	2019

Loan principal
Opening balance	$304,000	$213,600	$121,000	$101,250
Issuance during the year	449,000	563,600	273,770	307,250
Conversion	(447,000)	(397,600)	(106,000)	(287,500)
Repayment	(80,000)	(75,600)	—	—
Outstanding at year-end	$226,000	$304,000	$288,770	$121,000

Terms of loan
Annual interest rate	4%	4%	2% - 10%	10%
Effective annual interest rate	4070% -	139% -	2573% -	4338% -
	5278%	5044%	20559%	5368%
Conversion price to common shares	(i)	(i)	(ii)	(ii)
Remaining life (in months)	9 - 12	6 - 11	0 - 5	3 - 12
Consolidated Statement of Financial Position
Carrying value of loan principal	$56	$39,993	$165,564	$23,429
Interest payable	14,515	10,953	19,664	13,185
Convertible debentures	$14,571	$50,946	$185,228	$36,614

Derivative liabilities	$153,804	$370,759	$182,489	$190,300

Consolidated Statement of Operations and Comprehensive Loss
Accretion expense	$136,533	$57,111	$201,711	165,753
Interest expense	$11,390	$27,053	$19,965	21,916
Gain on revaluation of derivative liabilities	$(73,082)	$196,842	$(106,213)	294,673
Loss on conversion of convertible debentures	$54,436	$49,738	$42,048	281
Loss (gain) on extinguishment of convertible debentures	$(116,490)	$2,219	$—	—

Consolidated Statement of Changes in Equity
Amount of principal converted to common shares	$447,000	$397,600	$106,000	$287,500
Amount of interest converted to common shares	$6,060	$23,100	$20,986	$21,969
Number of common shares issued on conversion of convertible debentures	29,409,479	29,106,847	13,585,550	33,421,726

Consolidated Statement of Cash Flows
Amount of principal repaid in cash	$80,000	$75,600	$—	$—
Amount of interest repaid in cash	$1,767	$5,973	$—	$—

(i)  Conversion price defined as 75% multiplied by the average of the lowest 3 closing stock prices for the 10 trading days prior to conversion date.

(ii)  Conversion price defined as 75% multiplied by the lowest stock price for the 20 trading days prior to conversion date.

(b)  USD denominated debentures with embedded derivatives

Convertible debentures outstanding as at October 31, 2020:

	(iii)
	2020	2019
Loan principal
Opening balance	$—	$308,000
Conversion	—	(308,000)
Outstanding at year-end	$—	$—
Terms of loan
Annual interest rate	n/a	5%
Effective annual interest rate	n/a	5234%
Conversion price to common shares	(iii)	(iii)
Remaining life (in months)	n/a	n/a
Consolidated Statement of Operations and Comprehensive Loss
Accretion expense	$—	$261,042
Interest expense	$—	$22,443
Gain on revaluation of derivative liabilities	$—	$11,451
Consolidated Statement of Changes in Equity
Amount of principal converted to common shares	$—	$308,000
Amount of interest converted to common shares	$—	$18,339
Number of common shares issued on conversion of convertible debentures	—	19,510,390

(iii)  Conversion price defined as 75% multiplied by lowest stock price for the 15 trading days prior to conversion date.

Disclosure of detailed information about assumptions used to determine fair value of derivative liabilities [Table Text Block]
	2020	2019
Share price	$0.02	$0.02
Exercise price	$0.01 - $0.11	$0.01 - $0.11
Volatility factor (based on historical volatility)	100% - 187%	173% - 321%
Risk free interest rate	0.10% - 0.19%	1.67% - 1.69%
Expected life of conversion features (in months)	0 - 12	0 - 12
Expected dividend yield	0%	0%
CDN to USD exchange rate (as applicable)	0.7567	0.7582
Call value	$0.00 - $0.02	$0.00 - $0.02